Per Share Amounts	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Per Share Amounts

11. PER SHARE AMOUNTS
A) Net Earnings (Loss) Per Common Share – Basic and Diluted

For the years ended December 31,	2024	2023
Net Earnings (Loss)	3,142	4,109
Effect of Cumulative Dividends on Preferred Shares	(36)	(36)
Net Earnings (Loss) – Basic	3,106	4,073
Effect of Stock-Based Compensation	3	(12)
Net Earnings (Loss) – Diluted	3,109	4,061

Basic – Weighted Average Number of Shares (thousands)	1,850,193	1,895,487
Dilutive Effect of Warrants	4,483	22,223
Dilutive Effect of Stock-Based Compensation	8,540	22,135
Diluted – Weighted Average Number of Shares (thousands)	1,863,216	1,939,845

Net Earnings (Loss) Per Common Share – Basic ($)	1.68	2.15
Net Earnings (Loss) Per Common Share – Diluted (1) ($)	1.67	2.09
(1)For the year ended December 31, 2024, net earnings of $16 million (2023 – $nil) and 9.8 million common shares (2023 – 1.6 million), related to the assumed exercise of stock-based compensation, were excluded from the calculation of dilutive net earnings (loss) per share as the effect was anti-dilutive.
B) Common Share Dividends

	2024		2023
For the years ended December 31,	Per Share	Amount	Per Share	Amount
Base Dividends	0.680	1,255	0.525	990
Variable Dividends	0.135	251	—	—
Total Common Share Dividends Declared and Paid	0.815	1,506	0.525	990
The declaration of common share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
On February 19, 2025, the Company’s Board of Directors declared a first quarter base dividend of $0.180 per common share, payable on March 31, 2025, to common shareholders of record as at March 14, 2025.
C) Preferred Share Dividends

For the years ended December 31,	2024	2023
Series 1 First Preferred Shares	7	7
Series 2 First Preferred Shares	2	2
Series 3 First Preferred Shares	12	12
Series 5 First Preferred Shares	9	9
Series 7 First Preferred Shares	6	6
Total Preferred Share Dividends Declared	36	36
The declaration of preferred share dividends is at the sole discretion of the Company’s Board of Directors and is considered quarterly.
For the year ended December 31, 2024, the Company paid $45 million in preferred share dividends (December 31, 2023 – $36 million).
On February 19, 2025, the Company’s Board of Directors declared first quarter dividends of $6 million payable on March 31, 2025, to preferred shareholders of record as at March 14, 2025.